Exhibit 99.1

World Omni Auto Receivables Trust 2013-A

Monthly Servicer Certificate

August 31, 2016

Dates Covered
Collections Period	08/01/16 - 08/31/16
Interest Accrual Period	08/15/16 - 09/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/16	140,172,862.98	15,033
Yield Supplement Overcollateralization Amount 07/31/16	850,170.99	0
Receivables Balance 07/31/16	141,023,033.97	15,033
Principal Payments	9,055,956.47	369
Defaulted Receivables	211,728.83	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/16	751,312.14	0
Pool Balance at 08/31/16	131,004,036.53	14,644

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	14.01%

Prepayment ABS Speed	1.25%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	9,246,969.57

Weighted Average APR	3.64%
Weighted Average APR, Yield Adjusted	4.37%
Weighted Average Remaining Term	26.03

Delinquent Receivables:
Past Due 31-60 days	2,934,272.13	242
Past Due 61-90 days	900,579.13	66
Past Due 91-120 days	70,938.18	12
Past Due 121+ days	0.00	0
Total	3,905,789.44	320

Total 31+ Delinquent as % Ending Pool Balance	2.98%

Recoveries	169,947.19

Aggregate Net Losses/(Gains) - August 2016	41,781.64

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.36%
Prior Net Losses Ratio	-0.09%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	0.20%
Four Month Average	0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.16%

Flow of Funds	$ Amount

Collections	9,662,991.18
Advances	(1,309.99)
Investment Earnings on Cash Accounts	2,729.31
Servicing Fee	(117,519.19)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,546,891.31

Distributions of Available Funds
(1) Class A Interest	77,912.43
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,168,826.45
(7) Distribution to Certificateholders	282,301.25
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,546,891.31

Servicing Fee	117,519.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 08/15/16	130,925,893.41
Principal Paid	9,168,826.45
Note Balance @ 09/15/16	121,757,066.96

Class A-1
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-2
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-3
Note Balance @ 08/15/16	17,034,893.41
Principal Paid	9,168,826.45
Note Balance @ 09/15/16	7,866,066.96
Note Factor @ 09/15/16	2.9133581%

Class A-4
Note Balance @ 08/15/16	94,934,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	94,934,000.00
Note Factor @ 09/15/16	100.0000000%

Class B
Note Balance @ 08/15/16	18,957,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	18,957,000.00
Note Factor @ 09/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	95,763.61
Total Principal Paid	9,168,826.45
Total Paid	9,264,590.06

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	9,085.28
Principal Paid	9,168,826.45
Total Paid to A-3 Holders	9,177,911.73

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1059460
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1437302
Total Distribution Amount	10.2496762

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0336492
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.9586165
Total A-3 Distribution Amount	33.9922657

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/16	33,484.65
Balance as of 08/31/16	32,174.66
Change	(1,309.99)

Reserve Account
Balance as of 08/15/16	2,311,742.39
Investment Earnings	600.76
Investment Earnings Paid	(600.76)
Deposit/(Withdrawal)	-
Balance as of 09/15/16	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39